Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer 1
Entity Wide Revenue Major Customer
Revenue percentage	36.20%	32.00%	20.30%
Customer 2
Entity Wide Revenue Major Customer
Revenue percentage	0.00%	10.80%	13.70%
Customer 3
Entity Wide Revenue Major Customer
Revenue percentage	0.00%	10.20%	12.70%